Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Institutional Index Funds
Entity Central Index Key	0000862084
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000007825
Shareholder Report [Line Items]
Fund Name	Institutional Index Fund
Class Name	Institutional Shares
Trading Symbol	VINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.035%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.035%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Information technology, which had the largest weighting and the second highest return, contributed the most. Communication services and financials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,066,993	$5,067,392	$5,045,710
2016	$5,191,081	$5,191,808	$5,177,623
2016	$5,390,695	$5,391,801	$5,407,249
2016	$5,596,511	$5,597,996	$5,630,969
2017	$5,935,191	$5,937,577	$5,957,153
2017	$6,118,101	$6,120,939	$6,136,335
2017	$6,391,943	$6,395,180	$6,416,589
2017	$6,815,968	$6,820,126	$6,822,613
2018	$6,763,651	$6,768,352	$6,781,361
2018	$6,995,024	$7,000,769	$7,044,028
2018	$7,533,752	$7,540,582	$7,544,632
2018	$6,514,419	$6,521,108	$6,461,257
2019	$7,403,937	$7,411,108	$7,368,451
2019	$7,722,091	$7,730,070	$7,669,693
2019	$7,852,687	$7,861,348	$7,756,869
2019	$8,564,135	$8,574,372	$8,457,782
2020	$6,885,815	$6,893,967	$6,684,963
2020	$8,300,523	$8,310,213	$8,161,584
2020	$9,041,111	$9,052,268	$8,902,215
2020	$10,139,321	$10,151,951	$10,216,212
2021	$10,765,533	$10,778,831	$10,875,022
2021	$11,684,677	$11,700,296	$11,776,332
2021	$11,751,554	$11,768,397	$11,762,388
2021	$13,046,122	$13,066,111	$12,837,440
2022	$12,445,473	$12,465,265	$12,144,291
2022	$10,440,476	$10,458,217	$10,099,598
2022	$9,929,887	$9,947,585	$9,638,725
2022	$10,679,549	$10,699,725	$10,330,405
2023	$11,479,148	$11,501,894	$11,078,755
2023	$12,481,541	$12,507,404	$12,008,537
2023	$12,072,326	$12,097,985	$11,613,496
2023	$13,482,367	$13,512,429	$13,022,396
2024	$14,904,073	$14,938,791	$14,330,590
2024	$15,541,274	$15,578,738	$14,794,802
2024	$16,454,540	$16,495,792	$15,706,112
2024	$16,849,567	$16,893,201	$16,131,497
2025	$16,128,212	$16,171,495	$15,345,977
2025	$17,891,268	$17,941,044	$17,047,507
2025	$19,343,271	$19,398,668	$18,448,322
2025	$19,854,897	$19,913,705	$18,882,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	17.84%	14.39%	14.79%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 334,677,000,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 5,288,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$334,677
Number of Portfolio Holdings	507
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$5,288

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.4%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007826
Shareholder Report [Line Items]
Fund Name	Institutional Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Information technology, which had the largest weighting and the second highest return, contributed the most. Communication services and financials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Plus Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$101,344,685	$101,347,832	$100,914,202
2016	$103,831,877	$103,836,157	$103,552,468
2016	$107,829,294	$107,836,016	$108,144,978
2016	$111,951,374	$111,959,922	$112,619,384
2017	$118,737,487	$118,751,550	$119,143,063
2017	$122,396,348	$122,418,789	$122,726,702
2017	$127,880,619	$127,903,592	$128,331,772
2017	$136,375,121	$136,402,525	$136,452,251
2018	$135,327,828	$135,367,042	$135,627,217
2018	$139,968,441	$140,015,381	$140,880,555
2018	$150,753,769	$150,811,641	$150,892,647
2018	$130,362,470	$130,422,162	$129,225,133
2019	$148,161,788	$148,222,165	$147,369,011
2019	$154,533,370	$154,601,393	$153,393,864
2019	$157,153,184	$157,226,964	$155,137,384
2019	$171,402,901	$171,487,431	$169,155,640
2020	$137,816,639	$137,879,337	$133,699,260
2020	$166,136,402	$166,204,257	$163,231,670
2020	$180,965,865	$181,045,353	$178,044,298
2020	$202,954,247	$203,039,025	$204,324,245
2021	$215,501,759	$215,576,629	$217,500,446
2021	$233,908,911	$234,005,911	$235,526,639
2021	$235,250,492	$235,367,937	$235,247,760
2021	$261,176,220	$261,322,224	$256,748,804
2022	$249,147,329	$249,305,293	$242,885,820
2022	$209,016,820	$209,164,343	$201,991,951
2022	$198,802,838	$198,951,693	$192,774,506
2022	$213,820,555	$213,994,508	$206,608,094
2023	$229,838,610	$230,037,877	$221,575,102
2023	$249,918,916	$250,148,076	$240,170,747
2023	$241,734,391	$241,959,698	$232,269,915
2023	$269,978,798	$270,248,587	$260,447,926
2024	$298,458,858	$298,775,829	$286,611,796
2024	$311,231,461	$311,574,756	$295,896,038
2024	$329,533,019	$329,915,843	$314,122,236
2024	$337,450,369	$337,864,028	$322,629,931
2025	$323,021,815	$323,429,892	$306,919,549
2025	$358,346,832	$358,820,874	$340,950,132
2025	$387,443,476	$387,973,360	$368,966,441
2025	$397,706,577	$398,274,092	$377,653,026

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	17.86%	14.40%	14.80%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 334,677,000,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 5,288,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$334,677
Number of Portfolio Holdings	507
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$5,288

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.4%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007828
Shareholder Report [Line Items]
Fund Name	Institutional Total Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VITNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 sectors in the benchmark recorded positive returns for the 12 months. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,049,458	$5,047,297	$5,045,710
2016	$5,185,333	$5,182,852	$5,177,623
2016	$5,413,439	$5,411,481	$5,407,249
2016	$5,637,525	$5,633,821	$5,630,969
2017	$5,961,941	$5,960,197	$5,957,153
2017	$6,142,656	$6,141,129	$6,136,335
2017	$6,421,168	$6,420,432	$6,416,589
2017	$6,828,749	$6,827,577	$6,822,613
2018	$6,787,222	$6,786,656	$6,781,361
2018	$7,052,742	$7,052,074	$7,044,028
2018	$7,553,791	$7,551,553	$7,544,632
2018	$6,477,173	$6,474,794	$6,461,257
2019	$7,387,898	$7,385,159	$7,368,451
2019	$7,690,166	$7,686,527	$7,669,693
2019	$7,776,142	$7,771,786	$7,756,869
2019	$8,476,326	$8,471,393	$8,457,782
2020	$6,705,760	$6,702,656	$6,684,963
2020	$8,188,117	$8,183,507	$8,161,584
2020	$8,940,998	$8,936,449	$8,902,215
2020	$10,255,777	$10,249,753	$10,216,212
2021	$10,917,618	$10,908,576	$10,875,022
2021	$11,822,496	$11,812,568	$11,776,332
2021	$11,815,931	$11,805,506	$11,762,388
2021	$12,897,026	$12,886,426	$12,837,440
2022	$12,195,920	$12,185,522	$12,144,291
2022	$10,141,832	$10,132,539	$10,099,598
2022	$9,690,763	$9,682,377	$9,638,725
2022	$10,383,832	$10,374,457	$10,330,405
2023	$11,126,869	$11,116,748	$11,078,755
2023	$12,066,338	$12,052,048	$12,008,537
2023	$11,668,360	$11,654,738	$11,613,496
2023	$13,088,521	$13,069,327	$13,022,396
2024	$14,402,496	$14,377,325	$14,330,590
2024	$14,867,228	$14,844,252	$14,794,802
2024	$15,784,683	$15,760,972	$15,706,112
2024	$16,199,025	$16,176,132	$16,131,497
2025	$15,417,801	$15,396,377	$15,345,977
2025	$17,112,291	$17,089,739	$17,047,507
2025	$18,525,304	$18,498,201	$18,448,322
2025	$18,977,183	$18,950,879	$18,882,652

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	17.15%	13.10%	14.27%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 31,337,000,000
Holdings Count | Holding	3,076
Advisory Fees Paid, Amount	$ 490,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$31,337
Number of Portfolio Holdings	3,076
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$490

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	13.8%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.2%
Health Care	9.8%
Industrials	12.1%
Other	0.0%
Real Estate	2.3%
Technology	38.3%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007829
Shareholder Report [Line Items]
Fund Name	Institutional Total Stock Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VITPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 sectors in the benchmark recorded positive returns for the 12 months. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Plus Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$100,971,614	$100,945,939	$100,914,202
2016	$103,693,063	$103,657,035	$103,552,468
2016	$108,263,509	$108,229,619	$108,144,978
2016	$112,773,671	$112,676,422	$112,619,384
2017	$119,246,383	$119,203,947	$119,143,063
2017	$122,867,680	$122,822,583	$122,726,702
2017	$128,468,149	$128,408,636	$128,331,772
2017	$136,604,341	$136,551,530	$136,452,251
2018	$135,779,868	$135,733,115	$135,627,217
2018	$141,118,777	$141,041,487	$140,880,555
2018	$151,145,201	$151,031,065	$150,892,647
2018	$129,585,103	$129,495,888	$129,225,133
2019	$147,809,134	$147,703,173	$147,369,011
2019	$153,860,253	$153,730,546	$153,393,864
2019	$155,583,527	$155,435,716	$155,137,384
2019	$169,596,672	$169,427,853	$169,155,640
2020	$134,174,566	$134,053,116	$133,699,260
2020	$163,838,639	$163,670,142	$163,231,670
2020	$178,881,815	$178,728,982	$178,044,298
2020	$205,195,035	$204,995,060	$204,324,245
2021	$218,414,649	$218,171,514	$217,500,446
2021	$236,499,982	$236,251,352	$235,526,639
2021	$236,375,081	$236,110,114	$235,247,760
2021	$258,039,780	$257,728,528	$256,748,804
2022	$244,010,568	$243,710,450	$242,885,820
2022	$202,905,516	$202,650,778	$201,991,951
2022	$193,877,958	$193,647,544	$192,774,506
2022	$207,746,759	$207,489,137	$206,608,094
2023	$222,647,561	$222,334,966	$221,575,102
2023	$241,386,099	$241,040,951	$240,170,747
2023	$233,452,461	$233,094,751	$232,269,915
2023	$261,872,619	$261,386,542	$260,447,926
2024	$288,104,585	$287,546,490	$286,611,796
2024	$297,469,033	$296,885,038	$295,896,038
2024	$315,829,772	$315,219,441	$314,122,236
2024	$324,120,589	$323,522,639	$322,629,931
2025	$308,488,076	$307,927,547	$306,919,549
2025	$342,407,895	$341,794,776	$340,950,132
2025	$370,695,655	$369,964,028	$368,966,441
2025	$379,747,050	$379,017,570	$377,653,030

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	17.16%	13.10%	14.27%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 31,337,000,000
Holdings Count | Holding	3,076
Advisory Fees Paid, Amount	$ 490,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$31,337
Number of Portfolio Holdings	3,076
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$490

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	13.8%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.2%
Health Care	9.8%
Industrials	12.1%
Other	0.0%
Real Estate	2.3%
Technology	38.3%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000257083
Shareholder Report [Line Items]
Fund Name	0-3 Month Treasury Bill ETF
Class Name	ETF Shares
Trading Symbol	VBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 0-3 Month Treasury Bill ETF (the "Fund") for the period of February 7, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.07%	[2]
Expenses Short Period Footnote [Text Block]	Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on February 7, 2025, through December 31, 2025, the Fund returned more than the benchmark index it tracks, largely because the Fund remained fully invested, and therefore had less of a cash drag.

  The first part of 2025 was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. Over the full year, the European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Amid central bank easing, the yield of the 3-month U.S. Treasury bill fell from 4.31% at the start of 2025 to 3.63% at the end. The decline in the yield of the bellwether 10-year U.S. Treasury note was a little more modest—it fell from 4.57% to 4.17% over the same period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg US Treasury Bills 0-3 Months	Bloomberg U.S. Aggregate Float Adjusted Index
2/7/25	$10,000	$10,000	$10,000
2025	$10,374	$10,291	$10,624

Average Annual Return [Table Text Block]
Since Inception 2/7/25
ETF Shares Net Asset Value	3.74%
ETF Shares Market Price	3.75%
Bloomberg US Treasury Bills 0-3 Months	2.91%
Bloomberg U.S. Aggregate Float Adjusted Index	6.24%

Performance Inception Date	Feb. 07, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,668,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 63,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$4,668
Number of Portfolio Holdings	28
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$63

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

U.S. Government and Agency Obligations	101.6%
Other Assets and Liabilities—NetFootnote Reference	(1.6%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since February 7, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since February 7, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000257084
Shareholder Report [Line Items]
Fund Name	Ultra-Short Treasury ETF
Class Name	ETF Shares
Trading Symbol	VGUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ultra-Short Treasury ETF (the "Fund") for the period of February 7, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 6	[3]
Expense Ratio, Percent	0.07%	[4]
Expenses Short Period Footnote [Text Block]	Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on February 7, 2025, through December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of 2025 was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. Over the full year, the European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Amid central bank easing, the yield of the 6-month U.S. Treasury bill fell from 4.27% at the start of 2025 to 3.60% at the end. The decline in the yield of the bellwether 10-year U.S. Treasury note was a little more modest—it fell from 4.57% to 4.17% over the same period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg Short Treasury Index	Bloomberg U.S. Aggregate Float Adjusted Index
2/7/25	$10,000	$10,000	$10,000
2025	$10,380	$10,386	$10,624

Average Annual Return [Table Text Block]
Since Inception 2/7/25
ETF Shares Net Asset Value	3.80%
ETF Shares Market Price	3.81%
Bloomberg Short Treasury Index	3.86%
Bloomberg U.S. Aggregate Float Adjusted Index	6.24%

Performance Inception Date	Feb. 07, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 538,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$538
Number of Portfolio Holdings	95
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$8

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

U.S. Government and Agency Obligations	103.2%
Other Assets and Liabilities—NetFootnote Reference	(3.2%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Costs would be higher for a full year.
[2]	Annualized.
[3]	Costs would be higher for a full year.
[4]	Annualized.